Schedule of Investments (unaudited)
December 31, 2024
iShares® International Dividend Growth ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 2.0%
AUB Group Ltd.	21,620	$417,093
Brickworks Ltd.	17,548	278,140
CAR Group Ltd.	54,209	1,206,360
Computershare Ltd.	115,086	2,417,553
CSL Ltd.	54,041	9,427,494
HUB24 Ltd.	3,240	139,031
Johns Lyng Group Ltd.(a)	48,341	111,581
Netwealth Group Ltd.	9,493	168,416
Northern Star Resources Ltd.	213,283	2,026,438
Pro Medicus Ltd.(a)	678	104,732
Steadfast Group Ltd.	242,696	870,069
Supply Network Ltd.	2,660	54,332
Technology One Ltd.	16,339	315,611
		17,536,850
Austria — 0.1%
Telekom Austria AG, Class A	49,902	411,460
Belgium — 0.2%
Elia Group SA	5,272	405,642
Lotus Bakeries NV	17	190,283
UCB SA	7,003	1,394,043
		1,989,968
Brazil — 0.3%
Localiza Rent a Car SA	291,893	1,520,348
WEG SA	148,568	1,269,039
		2,789,387
Canada — 19.9%
Agnico Eagle Mines Ltd.	59,792	4,677,873
Alimentation Couche-Tard Inc.	41,710	2,313,208
Atco Ltd., Class I, NVS	21,358	706,956
Brookfield Asset Management Ltd., Class A	66,082	3,583,953
Canadian Imperial Bank of Commerce	244,579	15,471,542
Canadian National Railway Co.	81,980	8,324,895
Canadian Natural Resources Ltd.	626,719	19,349,396
Canadian Tire Corp. Ltd., Class A, NVS	15,446	1,624,922
Canadian Western Bank	16,781	685,856
Cargojet Inc.	1,103	82,772
CCL Industries Inc., Class B, NVS	15,314	787,833
Cogeco Communications Inc.	3,493	163,660
Dollarama Inc.	4,518	440,909
Empire Co. Ltd., NVS	17,799	543,461
Enghouse Systems Ltd.	8,685	163,676
EQB Inc.(a)	3,419	235,402
Finning International Inc.	27,293	723,218
FirstService Corp.	1,460	264,475
Fortis Inc./Canada	131,291	5,455,502
Franco-Nevada Corp.	14,322	1,683,031
George Weston Ltd.	4,957	770,870
Great-West Lifeco Inc.	89,305	2,961,612
Hydro One Ltd.(b)	59,723	1,839,325
iA Financial Corp. Inc.	16,674	1,546,473
Imperial Oil Ltd.	24,823	1,529,841
Intact Financial Corp.	21,461	3,907,606
Loblaw Companies Ltd.	10,040	1,321,275
Magna International Inc.	75,190	3,142,659
Manulife Financial Corp.	431,569	13,258,261
Maple Leaf Foods Inc.	19,885	281,374
Metro Inc./CN	22,222	1,393,658
North West Co. Inc. (The)	9,890	337,957
Open Text Corp.(a)	60,767	1,719,713
Security	Shares	Value
Canada (continued)
Parkland Corp.	37,674	$852,052
Power Corp. of Canada	180,519	5,631,133
Premium Brands Holdings Corp., Class A	12,778	702,970
RB Global Inc.	14,145	1,276,686
Royal Bank of Canada	195,830	23,612,130
Saputo Inc.	47,788	830,792
Savaria Corp.	9,852	136,322
Stantec Inc.	5,397	423,440
Stella-Jones Inc.	5,065	250,845
Sun Life Financial Inc.	151,226	8,979,192
TFI International Inc.	5,474	739,692
TMX Group Ltd.	32,132	989,812
Toromont Industries Ltd.	9,534	753,726
Toronto-Dominion Bank (The)	458,253	24,397,441
Tourmaline Oil Corp.	47,501	2,198,175
TransAlta Corp.	23,672	334,795
Waste Connections Inc.	10,911	1,871,823
Wheaton Precious Metals Corp.	29,301	1,649,271
		176,923,461
China — 3.7%
Apeloa Pharmaceutical Co. Ltd., Class A	11,100	24,597
Bank of Chengdu Co. Ltd., Class A	123,300	287,530
Bank of Communications Co. Ltd., Class A	1,163,100	1,231,775
China Coal Energy Co. Ltd., Class A	117,400	194,874
China Communications Services Corp. Ltd., Class H	1,032,000	602,614
China Construction Bank Corp., Class A	270,400	323,964
China Merchants Bank Co. Ltd., Class A	615,100	3,294,526
China Merchants Bank Co. Ltd., Class H	1,640,000	8,371,180
China Merchants Energy Shipping Co. Ltd., Class A	201,200	175,745
China National Nuclear Power Co. Ltd., Class A	246,800	350,710
China Overseas Property Holdings Ltd.	300,000	196,703
China Railway Group Ltd., Class A	380,500	331,396
China Tower Corp. Ltd., Class H(b)	16,530,000	2,373,966
CSPC Pharmaceutical Group Ltd.	3,834,000	2,337,203
ENN Energy Holdings Ltd.	294,600	2,093,359
Flat Glass Group Co. Ltd., Class A	17,400	46,707
Flat Glass Group Co. Ltd., Class H	142,000	197,567
Foxconn Industrial Internet Co. Ltd., Class A	163,000	473,996
Guangdong Construction Engineering Group Co. Ltd., Class A	128,000	63,824
Haier Smart Home Co. Ltd., Class A	561,400	1,961,625
Huaxia Bank Co. Ltd., Class A	457,900	499,858
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	148,600	611,410
Jiangsu King's Luck Brewery JSC Ltd., Class A	19,400	119,623
Kweichow Moutai Co. Ltd., Class A	14,600	3,032,512
Lao Feng Xiang Co. Ltd., Class A	7,900	58,411
Luzhou Laojiao Co. Ltd., Class A	32,500	554,533
NAURA Technology Group Co. Ltd., Class A	800	42,592
Offshore Oil Engineering Co. Ltd., Class A	67,700	50,529
Oppein Home Group Inc., Class A	11,000	103,376
Shede Spirits Co. Ltd., Class A	5,400	48,520
Tian Di Science & Technology Co. Ltd., Class A	106,100	89,349
Tsingtao Brewery Co. Ltd., Class A	14,600	161,002
Tsingtao Brewery Co. Ltd., Class H	200,000	1,455,896
Wuliangye Yibin Co. Ltd., Class A	70,200	1,339,902
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	5,100	149,102
		33,250,476
Colombia — 0.1%
Grupo Argos SA	74,082	346,402

Schedule of Investments (unaudited)(continued)
December 31, 2024
iShares® International Dividend Growth ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Colombia (continued)
Grupo Nutresa SA	9,409	$169,072
		515,474
Denmark — 2.6%
DSV A/S	6,661	1,418,564
Novo Nordisk A/S, Class B	247,574	21,361,137
		22,779,701
Finland — 0.3%
Fiskars OYJ Abp	15,027	232,552
Harvia OYJ	2,034	90,281
Huhtamaki OYJ	19,361	685,800
Revenio Group OYJ	2,367	65,170
Valmet OYJ	58,885	1,427,312
		2,501,115
France — 6.3%
Air Liquide SA	80,930	13,155,955
Sanofi SA	287,477	27,945,858
Schneider Electric SE	59,115	14,717,021
		55,818,834
Germany — 4.2%
Atoss Software SE	1,144	135,280
Bechtle AG	13,705	439,549
Brenntag SE	32,576	1,959,076
Deutsche Boerse AG	24,305	5,598,806
DWS Group GmbH & Co. KGaA(b)	12,065	498,507
E.ON SE	762,781	8,884,910
FUCHS SE	7,198	236,674
Nemetschek SE	2,486	241,495
SAP SE	73,503	18,079,834
Symrise AG, Class A	10,273	1,095,847
		37,169,978
Greece — 0.1%
Metlen Energy & Metals SA	36,436	1,263,586
Hong Kong — 2.1%
AIA Group Ltd.	2,348,200	16,866,794
CK Infrastructure Holdings Ltd.	225,000	1,670,275
United Laboratories International Holdings Ltd. (The)	310,000	490,441
		19,027,510
India — 3.3%
Asian Paints Ltd.	76,402	2,032,761
Berger Paints India Ltd.	10,628	55,579
Bharat Electronics Ltd.	192,205	655,901
CRISIL Ltd.	1,674	130,088
Grindwell Norton Ltd.	3,349	75,108
HDFC Asset Management Co. Ltd.(b)	12,036	589,196
Honeywell Automation India Ltd.	55	26,913
Infosys Ltd.	660,020	14,458,089
ITC Ltd.	687,774	3,877,951
KEI Industries Ltd.	392	20,261
KPIT Technologies Ltd.	5,683	96,885
LTIMindtree Ltd.(b)	7,002	455,224
Mphasis Ltd.	11,193	370,712
NHPC Ltd., NVS	509,883	478,856
Persistent Systems Ltd., NVS	3,291	247,391
Pidilite Industries Ltd.	10,928	370,529
Polycab India Ltd.	1,894	160,485
Reliance Industries Ltd.	249,707	3,536,501
Schaeffler India Ltd.	2,792	110,775
Sun Pharmaceutical Industries Ltd.	66,073	1,454,060
Supreme Industries Ltd.	3,022	165,632
Tata Elxsi Ltd.	2,826	223,875
Security	Shares	Value
India (continued)
ZF Commercial Vehicle Control Systems India Ltd.	20	$2,808
		29,595,580
Indonesia — 0.8%
Bank Central Asia Tbk PT	11,425,500	6,868,078
Sumber Alfaria Trijaya Tbk PT	1,258,900	222,918
		7,090,996
Ireland — 0.2%
Glanbia PLC	39,435	544,537
Kerry Group PLC, Class A	15,676	1,511,895
		2,056,432
Italy — 4.4%
Buzzi SpA	9,942	367,008
DiaSorin SpA	2,151	221,864
Enel SpA	3,732,749	26,637,534
Interpump Group SpA	4,048	179,528
Iren SpA	303,446	604,821
Italgas SpA	244,291	1,371,044
Recordati Industria Chimica e Farmaceutica SpA	18,145	951,240
Snam SpA	1,070,382	4,744,738
Terna - Rete Elettrica Nazionale	483,465	3,820,252
		38,898,029
Japan — 19.9%
Aica Kogyo Co. Ltd.	15,600	325,837
Air Water Inc.	53,600	649,467
Alfresa Holdings Corp.	36,100	493,732
Arata Corp.	6,900	138,224
ASKUL Corp.	5,700	60,800
Azbil Corp.	65,000	500,880
Bandai Namco Holdings Inc.	29,500	703,434
BayCurrent Inc.	8,900	299,448
Belc Co. Ltd.	1,400	59,351
Chiba Bank Ltd. (The)	134,500	1,036,700
Cosmos Pharmaceutical Corp.	2,900	123,648
CyberAgent Inc.	38,800	267,003
Daiichi Sankyo Co. Ltd.	182,300	4,988,318
DCM Holdings Co. Ltd.	23,000	208,199
Dentsu Soken Inc.	3,000	110,929
Dexerials Corp.	20,300	311,629
DTS Corp.	6,800	179,750
Elecom Co. Ltd.	7,600	71,338
EXEO Group Inc.	46,400	508,660
Fuji Soft Inc.	2,500	157,218
FUJIFILM Holdings Corp.	133,800	2,768,270
Fujimi Inc.	13,900	208,968
Fujitsu General Ltd.	5,800	85,377
Fujitsu Ltd.	116,100	2,039,480
Funai Soken Holdings Inc.	7,600	114,830
Future Corp.	7,400	86,449
Goldwin Inc.	4,500	251,103
Heiwa Real Estate Co. Ltd.	6,500	179,344
Hitachi Ltd.	333,500	8,167,430
Hogy Medical Co. Ltd.	2,300	69,176
Hokuetsu Corp.	12,400	119,988
Hulic Co. Ltd.	151,000	1,311,551
Inpex Corp.	258,700	3,254,823
Internet Initiative Japan Inc.	9,200	173,391
Japan Elevator Service Holdings Co. Ltd.	3,900	71,564
JCU Corp.	3,200	77,274
Joyful Honda Co. Ltd.	9,800	114,651
Kagome Co. Ltd.	8,600	161,588
Kameda Seika Co. Ltd.	1,100	29,158

Schedule of Investments (unaudited)(continued)
December 31, 2024
iShares® International Dividend Growth ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Kandenko Co. Ltd.	15,400	$224,726
Kao Corp.	75,200	3,042,708
Katitas Co. Ltd.	11,100	159,112
KeePer Technical Laboratory Co. Ltd.(a)	600	17,983
Kobayashi Pharmaceutical Co. Ltd.(a)	6,700	264,519
Kohnan Shoji Co. Ltd.	3,900	88,604
Kokuyo Co. Ltd.	19,500	344,921
Komeri Co. Ltd.	2,300	47,995
Konishi Co. Ltd.	11,600	95,289
Kubota Corp.	213,700	2,475,663
Kurita Water Industries Ltd.	11,000	383,149
Kusuri no Aoki Holdings Co. Ltd.	1,000	20,601
Kyowa Kirin Co. Ltd.	41,800	628,587
Lasertec Corp.	8,400	787,458
Life Corp.	5,400	120,089
M3 Inc.	49,400	428,044
Mani Inc.	11,200	127,777
Maruwa Co. Ltd./Aichi	200	60,343
Maruzen Showa Unyu Co. Ltd.	3,300	127,585
Max Co. Ltd.	5,000	110,813
MCJ Co. Ltd.	9,600	86,672
Medipal Holdings Corp.	37,700	566,960
Mitsubishi Corp.	937,000	15,330,928
Mitsubishi UFJ Financial Group Inc.	2,058,700	24,034,715
Monex Group Inc.	35,500	214,887
Monogatari Corp. (The)	2,400	52,683
MonotaRO Co. Ltd.	12,600	214,122
Morinaga & Co. Ltd./Japan	11,000	189,743
MS&AD Insurance Group Holdings Inc.	275,100	5,941,472
Murata Manufacturing Co. Ltd.	287,600	4,562,721
NEC Corp.	18,100	1,548,945
NEC Networks & System Integration Corp.	11,800	245,032
Nichias Corp.	7,800	275,414
Nichirei Corp.	15,800	418,967
Nippon Gas Co. Ltd.	30,100	413,886
Nippon Sanso Holdings Corp.	15,500	430,093
Nippon Shinyaku Co. Ltd.	13,100	330,997
Nippon Telegraph & Telephone Corp.	6,628,000	6,620,470
Nishimatsuya Chain Co. Ltd.	3,900	57,944
Nishio Holdings Co. Ltd.	4,700	140,189
Nisshin Seifun Group Inc.	51,200	596,735
Nissui Corp.	63,500	361,253
Nitto Denko Corp.	108,400	1,812,319
Nohmi Bosai Ltd.	3,800	79,411
Nomura Micro Science Co. Ltd.(a)	7,900	113,193
Nomura Real Estate Holdings Inc.	30,700	757,611
Nomura Research Institute Ltd.	36,000	1,057,016
NTT Data Group Corp.	33,900	644,604
Obic Co. Ltd.	31,100	925,485
Okinawa Cellular Telephone Co.	4,300	118,546
Olympus Corp.	62,300	930,154
Open House Group Co. Ltd.	14,100	476,172
Oracle Corp./Japan	3,000	287,119
Organo Corp.	2,500	128,068
PALTAC Corp.	4,700	129,727
Pan Pacific International Holdings Corp.	20,100	546,051
Pilot Corp.	5,800	178,309
Raito Kogyo Co. Ltd.	15,600	218,764
Rinnai Corp.	17,500	359,737
Rohto Pharmaceutical Co. Ltd.	17,000	309,710
S Foods Inc.	3,500	60,619
SBS Holdings Inc.	2,200	33,063
Security	Shares	Value
Japan (continued)
SCSK Corp.	22,500	$470,922
Sekisui House Ltd.	159,000	3,791,214
Senshu Electric Co. Ltd.	2,300	70,974
Seven & i Holdings Co. Ltd.	259,900	4,074,614
Shimamura Co. Ltd.	6,500	361,468
Shimano Inc.	8,300	1,116,496
Shin-Etsu Polymer Co. Ltd.	8,200	85,011
Shionogi & Co. Ltd.	157,300	2,206,158
Ship Healthcare Holdings Inc.	12,200	170,469
SHO-BOND Holdings Co. Ltd.	8,300	274,257
Shoei Co. Ltd.	10,300	146,719
SMS Co. Ltd.	3,800	37,689
Sompo Holdings Inc.	170,000	4,404,745
Sony Group Corp.	242,300	5,106,603
Sumitomo Mitsui Financial Group Inc.	772,800	18,547,376
Sumitomo Realty & Development Co. Ltd.	48,200	1,498,961
Sundrug Co. Ltd.	15,000	381,541
Takeuchi Manufacturing Co. Ltd.	8,700	272,607
TDK Corp.	173,400	2,233,146
TechnoPro Holdings Inc.	19,400	362,738
Terumo Corp.	85,700	1,654,501
TIS Inc.	31,000	732,223
Toagosei Co. Ltd.	31,600	302,254
Tokio Marine Holdings Inc.	354,400	12,718,752
Tokyo Steel Manufacturing Co. Ltd.	14,700	139,002
Tokyo Tatemono Co. Ltd.	45,900	757,533
Unicharm Corp.	89,100	734,542
Valor Holdings Co. Ltd.	6,600	91,396
Welcia Holdings Co. Ltd.	13,000	169,352
Yakult Honsha Co. Ltd.	38,400	727,384
Yamaguchi Financial Group Inc.	49,600	513,298
Yaoko Co. Ltd.	2,500	149,752
Yokogawa Bridge Holdings Corp.	9,300	165,408
Zensho Holdings Co. Ltd.	4,800	271,837
ZOZO Inc.	21,300	655,996
Zuken Inc.	2,100	54,754
		177,287,144
Malaysia — 0.1%
Mega First Corp. Bhd	92,400	94,757
PPB Group Bhd	177,100	490,929
		585,686
Mexico — 0.1%
Corporativo Fragua SAB de CV	16,507	553,983
Grupo Comercial Chedraui SA de CV	34,211	205,584
		759,567
Netherlands — 1.1%
Koninklijke KPN NV	1,418,691	5,173,167
Koninklijke Vopak NV	17,775	782,369
Wolters Kluwer NV	24,762	4,114,065
		10,069,601
New Zealand — 0.0%
Summerset Group Holdings Ltd.(a)	33,554	246,368
Norway — 0.3%
Borregaard ASA(a)	17,230	276,484
Europris ASA(b)	53,763	343,317
Gjensidige Forsikring ASA	55,774	984,818
Sparebanken Vest	41,306	514,175
TOMRA Systems ASA	25,135	325,275
		2,444,069

Schedule of Investments (unaudited)(continued)
December 31, 2024
iShares® International Dividend Growth ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Philippines — 0.1%
International Container Terminal Services Inc.	149,950	$1,000,617
Poland — 0.0%
Asseco South Eastern Europe SA	6,195	73,497
Dom Development SA	3,814	168,251
Neuca SA	265	56,013
		297,761
Portugal — 0.1%
Sonae SGPS SA	445,421	421,710
Saudi Arabia — 0.0%
Mouwasat Medical Services Co.	14,426	326,117
South Africa — 0.2%
PSG Financial Services Ltd.	204,503	212,617
Shoprite Holdings Ltd.	78,908	1,227,178
		1,439,795
South Korea — 0.3%
CJ Corp.	3,400	226,703
Hanil Cement Co. Ltd./New	10,119	99,186
LG Corp.	36,087	1,748,535
LIG Nex1 Co. Ltd.	937	140,108
NICE Information Service Co. Ltd.	11,464	94,220
SK Gas Ltd.	882	123,764
Youngone Holdings Co. Ltd.	1,979	111,915
Yuhan Corp.	1,975	159,124
		2,703,555
Spain — 2.9%
Iberdrola SA	1,881,689	25,930,084
Vidrala SA	2,708	259,625
		26,189,709
Sweden — 2.3%
AAK AB	18,002	512,728
Assa Abloy AB, Class B	127,717	3,772,285
Atlas Copco AB, Class A	305,546	4,663,134
Axfood AB	29,913	632,659
Bravida Holding AB(b)	41,007	297,355
Catena AB	5,181	221,983
Epiroc AB, Class A	88,157	1,536,366
Epiroc AB, Class B	61,985	967,038
Essity AB, Class A	4,434	118,426
Essity AB, Class B	121,716	3,253,065
Evolution AB(b)	46,466	3,583,265
Fortnox AB	9,791	63,490
Getinge AB, Class B	42,907	703,832
Instalco AB	29,899	89,129
Lifco AB, Class B	10,798	312,972
MIPS AB	2,527	107,036
		20,834,763
Switzerland — 11.9%
ALSO Holding AG, Registered	926	228,554
Bachem Holding AG	2,974	190,193
BKW AG	3,446	570,934
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	110	1,220,212
Chocoladefabriken Lindt & Spruengli AG, Registered	13	1,428,622
DKSH Holding AG	9,390	697,349
Emmi AG, Registered	334	271,130
Geberit AG, Registered	5,989	3,396,504
Givaudan SA, Registered	1,191	5,206,318
Logitech International SA, Registered	18,263	1,507,540
Nestle SA, Registered	327,535	26,872,008
Security	Shares	Value
Switzerland (continued)
Novartis AG, Registered	278,366	$27,100,942
PSP Swiss Property AG, Registered	10,667	1,518,049
Roche Holding AG, Bearer	7,928	2,368,077
Roche Holding AG, NVS	95,734	26,767,859
Siegfried Holding AG, Registered	114	124,004
SIG Group AG	59,348	1,173,483
Sika AG, Registered	17,640	4,209,027
Tecan Group AG, Registered	1,395	310,895
Temenos AG, Registered	9,048	639,334
		105,801,034
Taiwan — 0.8%
Advantech Co. Ltd.	104,893	1,106,228
Alchip Technologies Ltd.	5,000	498,158
Allis Electric Co. Ltd.	16,316	49,906
Asia Vital Components Co. Ltd.	26,000	490,483
Chicony Power Technology Co. Ltd.	49,000	178,356
Chief Telecom Inc.	6,000	87,690
Chung-Hsin Electric & Machinery Manufacturing Corp.	75,000	351,330
Goldsun Building Materials Co. Ltd.	285,000	429,809
Kuo Toong International Co. Ltd.	50,000	73,490
Lotes Co. Ltd.	10,155	603,390
Sinbon Electronics Co. Ltd.	66,000	526,362
Taiwan Hon Chuan Enterprise Co. Ltd.	78,000	350,608
Teco Electric and Machinery Co. Ltd.	486,000	772,720
Universal Vision Biotechnology Co. Ltd.	12,000	73,140
Wistron Corp.	495,000	1,563,837
		7,155,507
Thailand — 0.1%
Gulf Energy Development PCL, NVDR	575,100	999,705
Turkey — 0.2%
Aksa Akrilik Kimya Sanayii AS	422,945	154,727
Enerjisa Enerji AS(b)	91,641	152,395
Ford Otomotiv Sanayi AS	31,825	843,052
Haci Omer Sabanci Holding AS	314,936	854,752
Is Yatirim Menkul Degerler AS	94,032	130,262
		2,135,188
United Kingdom — 8.6%
AJ Bell PLC	58,208	329,739
Ashtead Group PLC	50,902	3,149,207
BAE Systems PLC	597,761	8,575,044
Bunzl PLC	48,621	2,001,976
Chemring Group PLC	44,303	181,852
Clarkson PLC	5,764	285,391
Coca-Cola HBC AG, Class DI	44,405	1,516,962
Cranswick PLC	7,408	451,184
Croda International PLC	31,584	1,335,917
DCC PLC	27,774	1,779,648
Diploma PLC	12,922	684,571
Drax Group PLC	112,696	912,818
Gamma Communications PLC	8,236	157,753
GlobalData PLC, NVS(a)	64,622	152,901
Halma PLC	22,579	757,501
Hargreaves Lansdown PLC	107,014	1,468,465
Hikma Pharmaceuticals PLC	36,945	921,104
Hilton Food Group PLC	21,921	248,907
JTC PLC(b)	13,436	165,514
London Stock Exchange Group PLC	39,078	5,516,048
National Grid PLC	2,193,273	26,056,633
Pearson PLC	93,634	1,501,459
RELX PLC	230,312	10,435,197

Schedule of Investments (unaudited)(continued)
December 31, 2024
iShares® International Dividend Growth ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United Kingdom (continued)
Sage Group PLC (The)	113,613	$1,805,137
Sirius Real Estate Ltd.	686,863	673,909
Softcat PLC	17,570	335,217
Spectris PLC	24,661	770,537
Spirax Group PLC	12,252	1,048,049
United Utilities Group PLC	239,530	3,150,957
		76,369,597
Total Common Stocks — 99.6% (Cost: $808,997,506)		886,686,330
Preferred Stocks
Germany — 0.0%
FUCHS SE, Preference Shares, NVS	13,261	573,016
South Korea — 0.0%
LG Corp., Preference Shares, NVS	1,211	48,443
Total Preferred Stocks — 0.0% (Cost: $545,080)		621,459
Total Long-Term Investments — 99.6% (Cost: $809,542,586)		887,307,789
Security	Shares	Value
Short-Term Securities
Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.63%(c)(d)(e)	2,656,169	$2,657,497
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.44%(c)(d)	820,000	820,000
Total Short-Term Securities — 0.4% (Cost: $3,477,708)		3,477,497
Total Investments — 100.0% (Cost: $813,020,294)		890,785,286
Liabilities in Excess of Other Assets — (0.0)%		(322,710)
Net Assets — 100.0%		$890,462,576

(a)	All or a portion of this security is on loan.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/24	Shares Held at 12/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$130,786	$2,526,865 (a)	$—	$37	$(191)	$2,657,497	2,656,169	$6,617 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	230,000	590,000 (a)	—	—	—	820,000	820,000	50,015	—
				$37	$(191)	$3,477,497		$56,632	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P/TSE 60 Index	2	03/20/25	$413	$(12,196)
MSCI EAFE Index	20	03/21/25	2,268	(56,329)
				$(68,525)

Schedule of Investments (unaudited)(continued)
December 31, 2024
iShares® International Dividend Growth ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$199,304,367	$687,381,963	$—	$886,686,330
Preferred Stocks	—	621,459	—	621,459
Short-Term Securities
Money Market Funds	3,477,497	—	—	3,477,497
	$202,781,864	$688,003,422	$—	$890,785,286
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(68,525)	$—	$—	$(68,525)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares